7. FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
Schedule of Property and equipment
		March 31, 2019
	Estimated Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$406,861	$42,681	$449,542
Leasehold improvements	2-3 years	276,112	—	276,112
Furniture and fixtures	2-3 years	58,051	95,020	153,071
Software and websites	3- 7 years	35,830	—	35,830
Less: accumulated depreciation		(579,318)	(137,701)	(717,019)
		$197,536	$—	$197,536

	Estimated	September 30, 2018
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$332,305	$42,681	$374,986
Leasehold improvements	2-3 years	276,112	-	276,112
Furniture and fixtures	2-3 years	58,051	95,020	153,071
Software and websites	3- 7 years	35,830	-	35,830
Less: accumulated depreciation		(532,966)	(137,700)	(670,666)
		$169,332	$1	$169,333